UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
       WASHINGTON, D.C.  20549

       FORM 13F COVER PAGE

 Report for the Quarter Ended: 06/30/2008

 Check here if Amendment [  ] ; Amendment Number:
 This Amendment (Check only one.): [  ] is a restatement.
                                   [  ] adds new holdings entries.

 Institutional Investment Manager Filing this Report:

 Name:     Clay Finlay Inc.
 Address:  200 Park Avenue
           56th Floor
           New York, NY 10016

 13F File Number:  028-02989

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:      William O'Donnell
 Title:     Treasurer
 Phone:     212-557-7022
 Signature, Place, and Date of Signing:

 /s/ William O'Donnell    New York, New York    08/04/2008


 Please note Old Mutual (US) Holdings Inc. is the parent company of Clay Finlay Inc. and does not have investment discretion over transactions in CFI client portfolios.

 Report Type (Check only one.):

 [ X ]        13F HOLDINGS REPORT.

 [   ]        13F NOTICE.

 [   ]        13F COMBINATION REPORT.

 FORM 13F SUMMARY PAGE

 Report Summary:

 Number of Other Included Managers:         2

 Form 13F Information Table Entry Total:   84

 Form 13F Information Table Value Total:   681985 (thousands)

 List of Other Included Managers:

  No.    Form 13F File Number    Name
  1      028-11931               Old Mutual (US) Holdings Inc.
  2      028-11581               Old Mutual Capital, Inc.

                                                                FORM 13F INFORMATION TABLE
                                                             VALUE   SHARES/  SH/ PUT/ INVSTMT  OTHER          VOTING AUTHORITY
 NAME OF ISSUER                TITLE OF CLASS    CUSIP      (X$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS  SOLE     SHARED   NONE
 ----------------------------- ----------------- ---------- -------- -------- --- ---- ------- ---------- -------- -------- -------
 Abbott Laboratories           COM               002824100      4308    81300 SH       DEFINED  1            81300        0      0
 Banco Santander Cen-spon ADR  COM               05964H105      5835   320780 SH       DEFINED  1           320780        0      0
 American Express              COM               025816109      7973   211427 SH       DEFINED  1           211427        0      0
 Apache Corp                   COM               037411105     22853   164526 SH       DEFINED  1           164526        0      0
 Apple Computer Inc.           COM               037833100     12894    76650 SH       DEFINED  1            76650        0      0
 AXA ADR                       COM               054536107     10555   358782 SH       DEFINED  1           358782        0      0
 Becton Dickinson              COM               075887109     11318   138917 SH       DEFINED  1           138917        0      0
 China Mobile HK Ltd. ADR      COM               16941M109      4784    71457 SH       DEFINED  1            71457        0      0
 Taiwan Semiconductor ADR      COM               874039100      2021   185263 SH       OTHER    1, 2        152163    33100      0
 BHP Billiton Ltd Spon ADR     COM               088606108      5763    67590 SH       DEFINED  1            67590        0      0
 J.P. Morgan Chase and Co.     COM               46625H100     12609   367830 SH       DEFINED  1           367830        0      0
 Coca-Cola Femsa ADR           COM               191241108      6167   109447 SH       OTHER    1, 2        101267     8180      0
 Cisco Systems Inc.            COM               17275R102     10565   453426 SH       DEFINED  1           453426        0      0
 Coca Cola Company             COM               191216100      8545   164331 SH       DEFINED  1           164331        0      0
 Ctrip.com International-ADR   COM               22943F100      2011    43935 SH       OTHER    1, 2         39535     4400      0
 Colgate Palmolive             COM               194162103      7933   114988 SH       DEFINED  1           114988        0      0
 Cia Cervecerias Unidas ADR    COM               204429104       870    29845 SH       OTHER    1, 2         16575    13270      0
 Corning                       COM               219350105     13093   567393 SH       DEFINED  1           567393        0      0
 Target Corporation            COM               87612E106     10243   220038 SH       DEFINED  1           220038        0      0
 Deere & Co.                   COM               244199105      8571   118582 SH       DEFINED  1           118582        0      0
 Fresenius Medical Care ADR    COM               358029106      9183   167291 SH       DEFINED  1           167291        0      0
 General Electric              COM               369604103      3126   117359 SH       DEFINED  1           117359        0      0
 Grupo Televisa SA ADR         COM               40049J206       271    11466 SH       DEFINED  1            11466        0      0
 HSBC ADR                      COM               404280406      7174    93539 SH       DEFINED  1            93539        0      0
 Research In Motion            COM               760975102     44154   377612 SH       OTHER    1, 2        367922     9690      0
 Hewlett-Packard               COM               428236103      9854   222431 SH       DEFINED  1           222431        0      0
 Intel Corporation             COM               458140100      5554   258200 SH       DEFINED  1           258200        0      0
 Johnson & Johnson             COM               478160104     10280   159700 SH       DEFINED  1           159700        0      0
 Imperial Tobacco Group-ADR    COM               453142101      3963    53368 SH       DEFINED  1            53368        0      0
 CNOOC ADR                     COM               126132109      6924    39896 SH       DEFINED  1            39896        0      0
 National Bank of Greece ADR   COM               633643408      5791   648445 SH       DEFINED  1           648445        0      0
 Lowe's Companies              COM               548661107      2809   135563 SH       DEFINED  1           135563        0      0
 ICICI Bank Ltd- Spon ADR      COM               45104G104      1915    66580 SH       DEFINED  1            66580        0      0
 CVS Caremark Corp             COM               126650100      5520   139500 SH       DEFINED  1           139500        0      0
 Microsoft                     COM               594918104     16372   593852 SH       DEFINED  1           593852        0      0
 Marvell Technology Group      COM               G5876H105     10598   599801 SH       DEFINED  1           599801        0      0
 Mitsui & Co Ltd ADR           COM               606827202      6830    15490 SH       DEFINED  1            15490        0      0
 Petroleo Brasileiro SA ADR    COM               71654V408     51763   730801 SH       OTHER    1, 2        685021    45780      0
 National Oilwell Varco Inc    COM               637071101      5500    61850 SH       DEFINED  1            61850        0      0
 Nike                          COM               654106103     10709   179743 SH       DEFINED  1           179743        0      0
 Nokia ADR                     COM               654902204      3196   130455 SH       DEFINED  1           130455        0      0
 Novo-Nordisk A/S Spons. ADR   COM               670100205      8476   128422 SH       DEFINED  1           128422        0      0
 Oracle Systems                COM               68389X105     11854   562578 SH       DEFINED  1           562578        0      0
 Syngenta Ag-ADR               COM               87160A100      9280   143431 SH       DEFINED  1           143431        0      0
 Posco ADR                     COM               693483109      2048    15782 SH       DEFINED  1            15782        0      0
 Potash Corp of Saskatchewan   COM               73755L107     45352   198138 SH       OTHER    1, 2        193498     4640      0
 Precision Castparts Corp      COM               740189105      8566    88482 SH       DEFINED  1            88482        0      0
 Prudential Plc-ADR            COM               74435K204      2991   140938 SH       DEFINED  1           140938        0      0
 America Movil- S.A. ADR       COM               02364W105      1092    20704 SH       OTHER    1, 2         11234     9470      0
 Reed Elsevier plc ADR         COM               758205207      4655   102201 SH       DEFINED  1           102201        0      0
 Rio Tinto plc-Spon ADR        COM               767204100      9897    19993 SH       DEFINED  1            19993        0      0
 Siemens AG-Spon ADR           COM               826197501      3002    27262 SH       DEFINED  1            27262        0      0
 Mitsubishi UFJ Finl Group AD  COM               606822104      2283   259463 SH       DEFINED  1           259463        0      0
 ABB ADR                       COM               000375204      7673   270932 SH       DEFINED  1           270932        0      0
 SAP ADR                       COM               803054204      4461    85657 SH       DEFINED  1            85657        0      0
 Sony ADR                      COM               835699307      3666    83818 SH       DEFINED  1            83818        0      0
 Chevron Corp                  COM               166764100     18669   188387 SH       DEFINED  1           188387        0      0
 Wimm-Bill-Dann Foods ADR      COM               97263M109     12819   121832 SH       OTHER    1, 2        118075     3757      0
 Cia Vale do Rio Doce-ADR      COM               204412209      6619   184785 SH       OTHER    1, 2        156385    28400      0
 AU Optronics Corp-ADR         COM               002255107      5602   353689 SH       OTHER    1, 2        332120    21569      0
 Telefonica S.A. ADR           COM               879382208      5141    64597 SH       DEFINED  1            64597        0      0
 Teva Pharmaceutical ADR       COM               881624209     26444   577390 SH       OTHER    1, 2        542080    35310      0
 Thermo Fisher Scientific Inc  COM               883556102     15517   278387 SH       DEFINED  1           278387        0      0
 Marathon Oil Corp             COM               565849106      3890    74900 SH       DEFINED  1            74900        0      0
 Union Pacific Corp            COM               907818108      2338    31000 SH       DEFINED  1            31000        0      0
 Vimpel Communications ADR     COM               68370R109     14736   496489 SH       OTHER    1, 2        458714    37775      0
 Banco Bradesco Sponsored ADR  COM               059460303       734    35853 SH       DEFINED  1            35853        0      0
 Google Inc - CL A             COM               38259P508     13320    25287 SH       DEFINED  1            25287        0      0
 Focus Media Holding ADR       COM               34415V109       446    16100 SH       OTHER    1, 2             0    16100      0
 Vodafone Group Plc ADR        COM               92857W209      4165   141366 SH       DEFINED  1           141366        0      0
 NYSE Euronext                 COM               629491101      3840    75750 SH       DEFINED  1            75750        0      0
 The Bank of New York Mellon   COM               064058100     13549   358048 SH       DEFINED  1           358048        0      0
 Arcelormittal ADR - NY Regis  COM               03938L104      7293    73614 SH       DEFINED  1            73614        0      0
 Philip Morris International   COM               718172109      3927    79300 SH       DEFINED  1            79300        0      0
 Cadbury Plc Spon ADR          COM               12721E102      4049    80467 SH       DEFINED  1            80467        0      0